Equity - Reserves - Legal Reserve (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity
Percentage of annual profits to transfer to legal reserve (as a percent)	10.00%
Percentage of legal reserve in relation to share capital, below which entity must transfer proportion of profit to legal reserve	20.00%	20.00%
Nominal value of the total share capital after the increase (as a percent)	10.00%
Parent legal reserve	€ 23,921	€ 23,921
Spanish companies other than parent
Equity
Parent legal reserve	2,066	2,066
Foreign companies other than Spanish companies and parent
Equity
Parent legal reserve	€ 4,137	€ 3,805